Other (Income) Expenses, Net	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
Other (income) expenses, net
20.	Other (income) expenses, net

The components of other income (expenses) net, in the years ended December 31, 2021, 2020 and 2019, are the following:

	2021	2020		2019
Cancellation of balances	$157,834	$		$87,241
Land treatments in Pacific Steel, Inc.	2,088		2,708	3,362
Attorney’s fees				54,520
Bad debt estimate	19,398			5,320
Other expenses	179,320		2,708	150,443

Sale of scrap	(9,993)		(232,157)	(3,182)
Recovery of losses	(9,623)			(6,397)
Brazil tax benefits			(256,698)
Update of balances in favor in taxes	(64,915)
Agreements with clients			(27,869)
Other income	(17,383)		(32,733)	(4,282)
Other income	(101,914)		(549,457)	(13,861)
Other (income) and other expenses, net	$77,406		$(546,749)	$136,582